Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Net sales	$ 78,020,855	$ 62,692,901	$ 66,827,069
Cost of goods sold	(74,867,109)	(57,999,265)	(56,854,673)
Gross profit	3,153,746	4,693,636	9,972,396
Selling, general and administrative expenses	(12,423,741)	(13,148,067)	(12,383,973)
Operating loss	(9,269,995)	(8,454,431)	(2,411,577)
Interest income, net	438,951	685,138	1,504,166
Other income, net	2,146,108	2,396,789	583,315
Loss from continuing operations before income taxes	(6,684,936)	(5,372,504)	(324,096)
Income tax benefits	209,046	255,927	841,900
Income (Loss) from continuing operations	(6,475,890)	(5,116,577)	517,804
Loss from discontinued operations, net of tax		(5,547,024)	(2,589,063)
Net loss	(6,475,890)	(10,663,601)	(2,071,259)
Other comprehensive income
Foreign currency translation adjustments	44,241	153,453	989,852
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	(50,500)	(13,980)
Unrealized gain on available-for-sale investments, net of income tax of nil		5,300	22,495
Total comprehensive income (loss)	(6,482,149)	(10,518,828)	(1,058,912)
Less: Comprehensive loss attributable to non-controlling interests
Net income	55,012	108,044	107,958
Foreign currency translation adjustments	183	176	(52)
Total comprehensive loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,426,954)	(10,410,608)	(951,006)
Income (Loss) from continuing operations	(6,475,890)	(5,116,577)	517,804
Net income attributable to non-controlling interests	55,012	108,044	107,958
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(5,008,533)	625,762
Loss from discontinued operations, net of tax		(5,547,024)	(2,589,063)
Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (6,420,878)	$ (10,555,557)	$ (1,963,301)
Basic and diluted earnings (loss) from continuing operations per share of common stock	$ (2.11)	$ (1.65)	$ 0.21
Basic and diluted loss per share of common stock	$ (2.11)	$ (3.47)	$ (0.65)
Basic and diluted weighted average number of shares of common stock	3,044,227	3,041,625	3,040,310
Rental expense paid to related parties (included in selling, general and administrative expenses)	$ 391,560	$ 372,457	$ 403,907